EMPLOYEE BENEFITS OBLIGATIONS - Narrative (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2023 CAD ($)	Mar. 31, 2025 CAD ($) funded_defined_benefit_pension_plan shares	Mar. 31, 2024 CAD ($) shares
Disclosure of defined benefit plans [line items]
Number of registered funded defined benefit pension plans | funded_defined_benefit_pension_plan		3
Number of registered funded defined benefit pension plans for employees | funded_defined_benefit_pension_plan		2
Number of registered funded defined benefit pension plans for designated executives | funded_defined_benefit_pension_plan		1
Letters of credit outstanding		$ 63.9	$ 54.3
Post-employment benefits – defined benefit plans (Note 22)		$ 37.4	$ 34.6
Number of common shares in the pension plan assets (in shares) | shares		0	0
Average duration of the defined benefit obligation (in years)		18 years 10 months 24 days
Discontinued operations
Disclosure of defined benefit plans [line items]
Post-employment benefits – defined benefit plans (Note 22)			$ (0.4)
Funded plans
Disclosure of defined benefit plans [line items]
Settlement gain		$ 1.4	5.4
Funded plans | Discontinued operations
Disclosure of defined benefit plans [line items]
Settlement gain			0.2
Funded plans | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Settlements	$ 168.9	0.0	168.9
Funded plans | Fair value of plan assets
Disclosure of defined benefit plans [line items]
Settlements	$ (163.5)	1.4	(163.5)
Cost of sales
Disclosure of defined benefit plans [line items]
Post-employment benefits – defined benefit plans (Note 22)		21.7	18.1
Research and development expenses
Disclosure of defined benefit plans [line items]
Post-employment benefits – defined benefit plans (Note 22)		5.1	4.5
Selling, general and administrative expenses
Disclosure of defined benefit plans [line items]
Post-employment benefits – defined benefit plans (Note 22)		10.3	12.8
Restructuring, integration and acquisition costs
Disclosure of defined benefit plans [line items]
Post-employment benefits – defined benefit plans (Note 22)		(0.4)	3.2
Finance expense
Disclosure of defined benefit plans [line items]
Post-employment benefits – defined benefit plans (Note 22)		0.7	1.8
Capitalized pension costs
Disclosure of defined benefit plans [line items]
Post-employment benefits – defined benefit plans (Note 22)		$ 2.8	2.6
Other gains and losses | Funded plans
Disclosure of defined benefit plans [line items]
Settlement gain			$ 5.2